PREPAID EXPENSE. (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Prepaid expenses consisted of the following
Prepaid research and development,	$ 25,546	$ 128,445
Prepaid rent	6,667	21,250
Retainer,	451	15,000
Other	432	4,179
Total Prepaid Expenses	$ 33,096	$ 168,874